Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
For the years presented, in addition to the transactions described in note (9), note (10) and note (15), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	435,046	756,431	390,388	56,228
Purchase of raw materials and services from related parties (note (b))	833,813	656,091	441,461	63,584

	Year ended December 31,
	2015	2016
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	447,093	538,222	77,520
Prepayments to related party suppliers (note (b))	230,376	173,631	25,008
Other amounts due from related parties (note (c))	433,277	619,705	89,256
Total due from related parties - current	1,110,746	1,331,558	191,784

Long-term portion of amounts due from related party (note (d))	32,318	32,332	4,657

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	433	130	19
Total other due from related parties	433	130	19

Amounts due to related parties (note (b))	(536,409)	(393,063)	(56,613)
Short-term sales lease back and financing lease payable due to related parties	(57,248)	(51,808)	(7,462)
Total due to related parties - current	(593,657)	(444,871)	(64,075)

Long-term sales lease back and financing lease payable due to related parties (note (i))	(242,267)	(267,367)	(38,509)

Notes:

(a)
The Company sold PV modules of RMB 14,793, RMB 5,365 and nil to its affiliate, Tibetan Yingli, for the years ended December 31, 2014, 2015 and 2016. The Company sold products of RMB 268,177, RMB 683,319 and RMB 377,496 (US$54,371) to the subsidiaries of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The Company sold PV modules of  RMB 81,203, nil and nil to an affiliate which the Company holds 26.53% of its equity interest for the years ended December 31, 2014, 2015and 2016. However, it was no longer the company’s related party since 2016 due to that the Company disposed all of its share of equity, which was disclosed in note(9). The amount of transaction mentioned above included value-added tax.

(b)
The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 587,538, RMB 401,690 and RMB 204,436 (US$ 29,445) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The company purchased services of RMB 230,950, RMB 239,060  and RMB 235,448 (US$33,912) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of transaction mentioned above included value-added tax.

(c)	Other amounts due from related parties consists of the following:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$

Loans to Yingli Group and its subsidiaries (i)	51,800	399,677	57,565
Receivables for disposal of subsidiaries (ii)	146,606	146,606	21,116
Amount paid to Yingli Group and its subs to purchase raw materials on behalf of the Company for better credit term	140,891	—	—
Receivables for disposal of machinery	30,739	—	—
Others receivables from miscellaneous transactions	63,241	73,422	10,575
	433,277	619,705	89,256

(i)
Hainan Yingli made one-year entrusted loans of RMB 50,000 ,RMB 25,000 and RMB 40,000 in 2012, 2013 and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000 and nil in 2013, 2014 and 2015 for the above mentioned loans, respectively. In 2015, Yingli Group disposed the 100% equity interest in the aforementioned subsidiary to a third party and the balance of RMB 40,000 was reclassified to other receivable.

In 2014, Hainan Yingli made another one-year entrusted loan of RMB 18,000 at an interest rate of 6% per annum to a subsidiary of Yingli Group, which was collected in full by Hainan Yingli in December 2015.

In 2015, Yingli Tianjin made a one-year entrusted loan of RMB 2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. As of December 31, 2016, the Company did not withdraw the entrusted loans.

In 2015, Yingli Tianjin made several one-year entrusted loans of RMB 49,800 at an interest rate of 5.6% per annum to Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”), a subsidiary of Yingli Group. As of December 31, 2016, the Company did not withdraw the entrusted loans.

In 2016, the Company also made interest free loans of RMB 347,877 to Yingli Group and its subsidiaries, which are expected to be collected in 2017. The main purpose of these loans is to allow Yingli Group and its subsidiaries have enough capital to complete their long-lived assets under construction, such as project assets, and then dispose these assets to settle the Company’s historically cumulated receivables due from Yingli Group and its subsidiaries.

(ii)
In 2014, the Company disposed all its equity interest in its subsidiary Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”) to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other income. As of December 31, 2015 and 2016, the related proceeds for the disposal have not been collected.

In December 2014, Yingli Shuntong (Beijing).International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439, and gains of RMB 1,672 was recorded in other income.

In 2016, the Company disposed all its interest in its subsidiary Datong Lichuang New Energy Resources Co. Ltd. to Yingli PV Group for the consideration of RMB 1,000, and gains of RMB 29,682 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

In 2016, the Company disposed all its interest in its subsidiary Chengdu Yaoneng New Energy Resources Co., Ltd. to Beijing Yaoying New Energy Resources Co., Ltd. for the consideration of RMB 826, and gains of RMB 291 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

(d)
In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2015 and 2016.

(e)
The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.

(f)
The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748 in 2014. In September 2015, the Company entered into an agreement with Yingli PV Group to terminate the above-mentioned construction contract and deconsolidated all the project assets under the VIE structure. The loss of RMB 6,852, which was the difference between the consideration of RMB 554,452 and the net book value of the VIEs of RMB561,304, (comprised of total assets of RMB 1,886,045 net of related liabilities of RMB 1,324,741), of was recognized in the Consolidated Statements of Comprehensive Loss upon the disposal of VIE in 2015. Upon disposal, accounts receivables from these VIEs due to sales of PV modules were reclassified from accounts receivables from subsidiaries, which was eliminated when preparing the consolidation, to accounts receivables from related parties; meanwhile, RMB 554,452 of receivables in relation to consideration of disposal of VIE from related parties were net-off by payables to the related parties for the initial capital injection into the VIEs when VIE were incorporated.

(g)
The Company pledged its assets of total amount of RMB 147,600 and provided guarantee to back up the RMB781,830 (US$120,694)  and RMB 433,264 (US$ 62,403) bank borrowing of Yingli Group as of December 31, 2015 and 2016, respectively.

(h)	The Company received guarantee from the Yingli Group of total amount of RMB 2,386,307 and RMB 2,263,334 (US$ 325,988) as of December 31, 2015 and 2016, respectively.

(i)
The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2015 and 2016, the total outstanding payable within one year was RMB 57,248 and RMB 51,808 (US$ 7,462) over one year was RMB 242,267and RMB 267,367 (US$38,509), respectively.